Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions
Schedule of Related Party Costs and Expenses

	Year Ended December 31,
(U.S. Dollars in thousands)	2025	2024	2023
Statements of operations:
Time charter and bareboat revenues:
Time charter income from KNOT (1)	$2,834	$28,008	$28,682

Gain from disposal of vessel (2)	1,342	703	—

Operating expenses:
Vessel operating expenses (3)	20,756	19,028	16,507
Voyage expenses and commissions (4)	—	15	70
Technical and operational management fee from KNOT to Vessels (5)	14,228	12,490	10,461
Operating expenses from other related parties (6)	1,257	1,730	801
General and administrative expenses:
Administration fee from KNOT Management (7)	1,605	1,264	1,189
Administration fee from KOAS (7)	830	826	631
Administration fee from KOAS UK (7)	50	68	71
Administration and management fee from KNOT (8)	6	26	64
Total income (expenses)	$(34,556)	$(6,736)	$(1,112)

	At December 31,	At December 31,	At December 31,
(U.S. Dollars in thousands)	2025	2024	2023
Balance Sheet:
Vessels:
Drydocking supervision fee from KNOT (9)	$69	$10	$135
Drydocking supervision fee from KOAS (9)	81	—	(77)
Equipment purchased from KBAL (10)	—	70	577
Total	$150	$80	$635
(1)	Time charter income from KNOT: The Bodil Knutsen operated under a time charter with Knutsen Shuttle Tankers Pool AS, a subsidiary of KNOT, from the second quarter of 2021 to March 2024. The Hilda Knutsen operated under a time charter with Knutsen Shuttle Tankers Pool AS from the third quarter of 2022 to March 2025. The Torill Knutsen operated under a time charter with Knutsen Shuttle Tankers Pool AS from the first quarter of 2023 to December 2024. The Ingrid Knutsen operated under a time charter with Knutsen Shuttle Tankers Pool AS from the second quarter of 2024 to September 2024. The Dan Cisne operated under a time charter with Knutsen Shuttle Tankers Pool AS from the second quarter of 2024 to the date of her disposal in September 2024.
(2)	Gain from disposal of vessel: On March 3, 2025, the Partnership acquired from KNOT the Live Knutsen, and simultaneously the Partnership sold to KNOT the Dan Sabia. The purchase price for the Live Knutsen Acquisition was $100 million less $73.4 million of outstanding debt plus $0.3 million of capitalized fees related to the credit facility secured by the Live Knutsen. The sale price for the Dan Sabia Sale was $25.75 million. These purchase and sale prices resulted in a net payment of $1.2 million paid by the Partnership to KNOT on March 3, 2025 in addition to customary adjustments relating to working capital related to the Live Knutsen and the Dan Sabia. On September 3, 2024, the Partnership acquired from KNOT the Tuva Knutsen, and simultaneously the Partnership sold to KNOT the Dan Cisne. The purchase price for the Tuva Knutsen Acquisition was $97.5 million less $69.0 million of outstanding debt plus $0.4 million of capitalized fees related to the credit facility secured by the Tuva Knutsen. The sale price for the Dan Cisne Sale was $30 million. These purchase and sale prices resulted in a net payment of $1.1 million paid by KNOT to the Partnership on September 3, 2024 in addition to customary adjustments relating to working capital related to the Tuva Knutsen and the Dan Cisne. See Note 24—Acquisitions.
(3)	Vessel operating expenses: KNOT Management or KNOT Management Denmark provides technical and operational management of the vessels on time charter including crewing and crew training services.
(4)	Voyage expenses and commissions: As of December 31, 2024 and 2023, the Ingrid Knutsen and the Torill Knutsen had completed spot voyages where Knutsen Shuttle Tankers Pool AS has earned a 1.25% commission.
(5)	Technical and operational management fee, from KNOT Management or KNOT Management Denmark to Vessels: KNOT Management or KNOT Management Denmark provides technical and operational management of the vessels on time charter including crewing, purchasing, maintenance and other operational service. In addition, there is also a charge for 24-hour emergency response services provided by KNOT Management for all vessels managed by KNOT Management.
(6)	Operating expenses from other related parties: Simsea Real Operations AS, a company jointly owned by the Partnership’s Chairman of the Board, Trygve Seglem, and by other third-party shipping companies in Haugesund, provides simulation, operational training assessment and other certified maritime courses for seafarers. The cost is course fees for seafarers. Knutsen OAS Crewing AS, a subsidiary of TSSI, provides administrative services related to Eastern European crew on vessels operating on time charter contracts. The cost is a fixed fee per month per such crew member onboard a vessel. Level Power & Automation AS, a company that provides the Partnership’s vessels with equipment and inspection services, is owned by Level Group AS, where Trygve Seglem, his family and members of TSSI management have significant influence.
(7)	Administration fee from KNOT Management, Knutsen OAS Shipping AS (“KOAS”) and Knutsen OAS (UK) Ltd. (“KOAS UK”): Administration costs include compensation and benefits of KNOT Management’s management and administrative staff on a time-spent basis as well as other general and administration expenses. Some services are also provided by KOAS and KOAS UK. Net costs are total administration cost plus a 5% margin. As such, the level of administration costs charged to the Partnership can vary from year to year based on the administration and financing services provided each year. KNOT Management also charges each subsidiary a fixed annual fee for the preparation of statutory financial statements.
(8)	Administration and management fee from KNOT Management and KNOT Management Denmark: For bareboat charters, the shipowner is not responsible for providing crewing or other operational services and the customer is responsible for all vessel operating expenses and voyage expenses. However, each of the vessels under bareboat charters is subject to a management and administration agreement with either KNOT Management or KNOT Management Denmark, pursuant to which these companies provide general monitoring services for the vessels in exchange for an annual fee.
(9)	Drydocking supervision fee from KNOT Management, KNOT Management Denmark and KOAS: KNOT Management, KNOT Management Denmark and KOAS provide supervision and hire out service personnel during drydocking of the vessels. The fee is calculated as a daily fixed fee.
(10)	Equipment purchased from Knutsen Ballast Water AS (“KBAL”): As part of the scheduled drydocking of the Torill Knutsen in the fourth quarter of 2023 until the first quarter of 2024, a ballast water treatment system was installed on the vessel in 2024. As part of the scheduled drydocking of the Carmen Knutsen that commenced in the fourth quarter of 2022 until the first quarter of 2023, a ballast water treatment system was installed on the vessel in 2023. As of December 31, 2024 and 2023, parts of the system had been purchased from Knutsen Ballast Water AS, a subsidiary of TSSI, for $0.07 million and $0.58 million, respectively.

Schedule of amounts due from and due to related parties

	At December 31,	At December 31,
(U.S. Dollars in thousands)	2025	2024
Balance Sheet:
Trading balances due from KOAS	$33	$427
Trading balances due from KNOT and affiliates	672	1,803
Amount due from related parties	$705	$2,230
Trading balances due to KOAS	$1,663	$1,339
Trading balances due to KNOT and affiliates	729	496
Amount due to related parties	$2,392	$1,835

Schedule of Trade accounts payable and other current assets

	At December 31,	At December 31,
(U.S. Dollars in thousands)	2025	2024
Balance Sheet:
Trading balances due to KOAS	$1,309	$1,394
Trading balances due to KNOT and affiliates	1,614	1,379
Trade accounts payables to related parties	$2,923	$2,773

Schedule of trading balances from KNOT and affiliates are included in other current assets

	At December 31,	At December 31,
(U.S. Dollars in thousands)	2025	2024
Balance Sheet:
Trade receivables due from KNOT and affiliates (refer to Note 17 (b))	$1	$804
Other trading balances due from KOAS	1,317	521
Other current assets from related parties	$1,318	$1,325